Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
ASSETS
Cash and cash equivalents (Note 5)	$ 998,054		$ 1,264,031
Short-term investments (Note 6)			98,373
Accounts receivable (Note 7)	102,460		65,741
Inventories (Note 8)	108,483		40,564
Prepaid expenses	56,327		23,338
TOTAL CURRENT ASSETS	1,265,324		1,492,047
LONG-TERM INVESTMENTS (Note 9)	107,277		151,191
OTHER LONG-TERM INVESTMENTS (Note 10)	317,325		191,816
PROPERTY, PLANT AND EQUIPMENT (Note 12)	4,363,501		1,332,648
DEFERRED INCOME TAXES (Note 17)	33,062		16,889
OTHER ASSETS	50,339		33,883
TOTAL ASSETS	6,136,828		3,218,474
LIABILITIES
Accounts payable and accrued liabilities (Note 13)	681,185		260,528
Amounts due under credit facilities (Note 14)	44,884		14,615
Interest payable on long-term debt (Note 15 (a) and 16)	10,808		6,312
Rights offering derivative liability (Note 19 (c))			766,238
TOTAL CURRENT LIABILITIES	736,877		1,047,693
CONVERTIBLE CREDIT FACILITY (Note 15 (a))	141,853		248,284
INTERIM FUNDING FACILITY (Note 16)	400,655
AMOUNTS DUE UNDER CREDIT FACILITIES (Note 14)		[1]	40,080	[1]
PAYABLE TO RELATED PARTY (Note 23 (a))	56,783		14,013
DEFERRED INCOME TAXES (Note 17)	15,282		11,123
ASSET RETIREMENT OBLIGATIONS (Note 18)	45,553		40,838
TOTAL LIABILITIES	1,397,003		1,402,031
COMMITMENTS AND CONTINGENCIES (Note 25)
EQUITY
SHARE CAPITAL (Note 19)	6,819,367		3,378,921
SHARE PURCHASE WARRANTS (Note 19 (b))			11,832
ADDITIONAL PAID-IN CAPITAL	1,389,721		1,303,581
ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME (Note 20)	(2,300)		33,075
DEFICIT	(3,483,948)		(2,913,576)
TOTAL IVANHOE MINES LTD. SHAREHOLDERS' EQUITY	4,722,840		1,813,833
NONCONTROLLING INTERESTS (Note 21)	16,985		2,610
TOTAL EQUITY	4,739,825		1,816,443
TOTAL LIABILITIES AND EQUITY	$ 6,136,828		$ 3,218,474

[1]	In April 2009, Ivanhoe Mines obtained a non-revolving, two-year extendible loan facility. Upon the loan facility's original maturity in October 2010, Ivanhoe Mines elected to utilize the first one-year extension. Ivanhoe Mines has elected to utilize the second one-year extension available to it under the loan facility, extending the loan's maturity to October 2012. The loan facility is secured against certain securities and other investments.